Financial instruments and risk management - Results of hedge relationships - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Net investment hedges			$ (845)	$ (70)	$ 499
Cash flow hedges(1)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			298	13	297
Cash flow hedges(1) | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other operating expenses			(68)	266	16
Notional amounts			1,586	1,855
Cash flow hedges(1) | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			230	(152)	(65)
Notional amounts			2,873	2,747
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable			114	24
Cash flow hedges(1) | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			275	207
Cash flow hedges(1) | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	$ 29	$ 67
Cash flow hedges(1) | Derivatives | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			76	(205)
Gain (loss) transferred out of other comprehensive income to other operating expenses			54	203
Cash flow hedges(1) | Derivatives | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(69)	94
Gain (loss) transferred out of other comprehensive income to other finance charges			230	(152)
Cash flow hedges(1) | Derivatives | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(1)	22
Other comprehensive income (loss) reclassified to operating profit			(19)	(9)	$ 39
Net investment hedges(1)
Disclosure of detailed information about financial instruments [line items]
Other Comprehensive Income, Before Tax, Net investment hedges, Cost Of Hedging			101
Reclassification Adjustments On Net investment hedges, Before Tax, Cost Of Hedging			26
Net investment hedge reserve			3,333	2,488
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied			2,665	2,470
Net investment hedges(1) | Derivatives | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			2,255	3,198
Net investment hedges			(77)
Fair value hedges(1) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			4,229	4,044
Hedging reserve | Derivatives | Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Gains (Losses) reclassified from Cash flow hedge reserve into Profit or Loss			$ 5	$ 3